Note 4 - Labor Costs - Summary of Labor Costs (Included in Cost of Sales and in Selling, General and Administrative Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of labor costs [abstract]
Wages, salaries and social security costs	$ 1,594,200	$ 1,170,562	$ 1,036,211
Severance indemnities	29,070	28,625	142,458
Defined contribution plans	13,256	12,608	12,442
Pension benefits - defined benefit plans	16,320	13,353	11,097
Employee retention and long-term incentive program	25,739	25,337	(413)
Total employee benefits expense	$ 1,678,585	$ 1,250,485	$ 1,201,795